Expense Example	Oct. 31, 2025 USD ($)
AllianzIM U.S. Equity Buffer15 ETF | AllianzIM U.S. Equity Buffer15 ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	205
AllianzIM U.S. Equity Buffer100 Protection ETF | AllianzIM U.S. Equity Buffer100 Protection ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	$ 205